Subordinated liabilities - Schedule of Movement in Subordinated Liabilities (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Contract/ notional amount £m	£ 14,304,441	£ 8,862,200
At 1 January	10,253	10,730
Proceeds from issue of subordinated liabilities	812	1,417	£ 838
Repurchases and redemptions during the year	(819)	(1,745)
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	812	1,417	838
Repurchases and redemptions during the year	(819)	(1,745)
Foreign exchange movements	(25)	(381)
Other movements (cash and non-cash)	(132)	232
At 31 December	10,089	10,253	10,730
Repayment of subordinated liabilities	(819)	(1,745)	(2,216)
Interest paid on subordinated liabilities	(622)	(623)	(603)
Interest expense on subordinated liabilities	£ (738)	(712)	(681)
6.625% Fixed Rate Reset Dated Subordinated Notes 2033 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	6.625%			6.625%	6.625%	6.625%	6.625%
Contract/ notional amount £m	£ 750
Proceeds from issue of subordinated liabilities		747
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		747
5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (S$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	5.25%			5.25%	5.25%	5.25%	5.25%
Contract/ notional amount £m | $				$ 500
Proceeds from issue of subordinated liabilities		288
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		288
Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Contract/ notional amount £m | $					$ 750
Proceeds from issue of subordinated liabilities		382
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		382
9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	9.625%			9.625%	9.625%	9.625%	9.625%
Contract/ notional amount £m	£ 300
Repurchases and redemptions during the year		(92)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		(92)
7.07% Subordinated Fixed Rate Notes 2023 (€175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	7.07%			7.07%	7.07%	7.07%	7.07%
Contract/ notional amount £m | €						€ 175
Repurchases and redemptions during the year		(155)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		(155)
5.5% Dated Subordinated Notes 2023 (£850 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	5.50%			5.50%	5.50%	5.50%	5.50%
Contract/ notional amount £m	£ 850
Repurchases and redemptions during the year		(850)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		(850)
Dated Subordinated Fixed Rate Reset Notes 2028 (€750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Contract/ notional amount £m | €						€ 750
Repurchases and redemptions during the year		(643)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		(643)
8.75% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	8.75%			8.75%	8.75%	8.75%	8.75%
Contract/ notional amount £m	£ 100
Repurchases and redemptions during the year		(5)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		(5)
7.375% Subordinated Undated Instruments (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	7.375%			7.375%	7.375%	7.375%	7.375%
Contract/ notional amount £m	£ 150
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
8% Undated Subordinated Step-up Notes 2023 (£200 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	8.00%			8.00%	8.00%	8.00%	8.00%
Contract/ notional amount £m	£ 200
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
4.375% Fixed Rate Reset Dated Subordinated Notes 2034 (€500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.375%			4.375%	4.375%	4.375%	4.375%
Contract/ notional amount £m | €						€ 500
Proceeds from issue of subordinated liabilities	£ 427
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	£ 427
5.788% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	5.788%			5.788%	5.788%	5.788%	5.788%
Contract/ notional amount £m | $					$ 250
Proceeds from issue of subordinated liabilities	£ 128
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	128
Floating Rate Dated Subordinated Notes 2034 (A$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Contract/ notional amount £m | $					$ 500
Proceeds from issue of subordinated liabilities	257
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	£ 257
6.475% Non-cumulative Preference Shares callable 2024 (£186 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	6.475%			6.475%	6.475%	6.475%	6.475%
Contract/ notional amount £m	£ 186
Repurchases and redemptions during the year	(47)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	£ (47)
4.5% Dated Subordinated Notes 2024 ($1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.50%			4.50%	4.50%	4.50%	4.50%
Contract/ notional amount £m | $							$ 1,000
Repurchases and redemptions during the year	£ (772)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	(772)
Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	466	470
Proceeds from issue of subordinated liabilities	0	0
Repurchases and redemptions during the year	(47)	0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	0	0
Repurchases and redemptions during the year	(47)	0
Foreign exchange movements	(1)	(2)
Other movements (cash and non-cash)	(5)	(2)
At 31 December	413	466	470
Preference shares £m | 6.625% Fixed Rate Reset Dated Subordinated Notes 2033 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		0
Preference shares £m | 5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (S$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		0
Preference shares £m | Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		0
Preference shares £m | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Preference shares £m | 7.07% Subordinated Fixed Rate Notes 2023 (€175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Preference shares £m | 5.5% Dated Subordinated Notes 2023 (£850 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Preference shares £m | Dated Subordinated Fixed Rate Reset Notes 2028 (€750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Preference shares £m | 8.75% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Preference shares £m | 7.375% Subordinated Undated Instruments (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Preference shares £m | 8% Undated Subordinated Step-up Notes 2023 (£200 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Preference shares £m | 4.375% Fixed Rate Reset Dated Subordinated Notes 2034 (€500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	0
Preference shares £m | 5.788% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	0
Preference shares £m | Floating Rate Dated Subordinated Notes 2034 (A$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	0
Preference shares £m | 6.475% Non-cumulative Preference Shares callable 2024 (£186 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(47)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	(47)
Preference shares £m | 4.5% Dated Subordinated Notes 2024 ($1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	0
Undated £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	144	150
Proceeds from issue of subordinated liabilities	0	0
Repurchases and redemptions during the year	0	(5)
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	0	0
Repurchases and redemptions during the year	0	(5)
Foreign exchange movements	0	0
Other movements (cash and non-cash)	1	(1)
At 31 December	145	144	150
Undated £m | 6.625% Fixed Rate Reset Dated Subordinated Notes 2033 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		0
Undated £m | 5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (S$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		0
Undated £m | Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		0
Undated £m | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Undated £m | 7.07% Subordinated Fixed Rate Notes 2023 (€175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Undated £m | 5.5% Dated Subordinated Notes 2023 (£850 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Undated £m | Dated Subordinated Fixed Rate Reset Notes 2028 (€750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Undated £m | 8.75% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(5)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		(5)
Undated £m | 7.375% Subordinated Undated Instruments (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Undated £m | 8% Undated Subordinated Step-up Notes 2023 (£200 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Undated £m | 4.375% Fixed Rate Reset Dated Subordinated Notes 2034 (€500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	0
Undated £m | 5.788% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	0
Undated £m | Floating Rate Dated Subordinated Notes 2034 (A$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	0
Undated £m | 6.475% Non-cumulative Preference Shares callable 2024 (£186 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	0
Undated £m | 4.5% Dated Subordinated Notes 2024 ($1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	0
Dated £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	9,643	10,110
Proceeds from issue of subordinated liabilities	812	1,417
Repurchases and redemptions during the year	(772)	(1,740)
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	812	1,417
Repurchases and redemptions during the year	(772)	(1,740)
Foreign exchange movements	(24)	(379)
Other movements (cash and non-cash)	(128)	235
At 31 December	9,531	9,643	£ 10,110
Dated £m | 6.625% Fixed Rate Reset Dated Subordinated Notes 2033 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		747
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		747
Dated £m | 5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (S$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		288
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		288
Dated £m | Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		382
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		382
Dated £m | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(92)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		(92)
Dated £m | 7.07% Subordinated Fixed Rate Notes 2023 (€175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(155)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		(155)
Dated £m | 5.5% Dated Subordinated Notes 2023 (£850 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(850)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		(850)
Dated £m | Dated Subordinated Fixed Rate Reset Notes 2028 (€750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(643)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		(643)
Dated £m | 8.75% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Dated £m | 7.375% Subordinated Undated Instruments (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Dated £m | 8% Undated Subordinated Step-up Notes 2023 (£200 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		£ 0
Dated £m | 4.375% Fixed Rate Reset Dated Subordinated Notes 2034 (€500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	427
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	427
Dated £m | 5.788% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	128
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	128
Dated £m | Floating Rate Dated Subordinated Notes 2034 (A$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	257
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	257
Dated £m | 6.475% Non-cumulative Preference Shares callable 2024 (£186 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	0
Dated £m | 4.5% Dated Subordinated Notes 2024 ($1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(772)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	£ (772)